Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Lease Cost
The Company has entered into non-cancellable operating leases for offices and vehicles. Lease cost recognized in the Company’s unaudited interim condensed consolidated statements of income is summarized as follows:

Six months ended June 30, 2025
Operating lease costs in the period from January 1 to June 30	$659,230
Total lease cost:	$659,230

Other Information about Leases
Other information about lease amounts recognized in the unaudited interim consolidated financial statements, as of June 30, 2025) is as follows:
Weighted-average remaining lease term – 5.64 years
Weighted-average discount rate – 2.12%

Undiscounted Cash Flow of Lease Liability
The following table depicts the undiscounted cashflow on an annual basis of each of the next five years and the sum for all the years thereafter:

Period ended June 30, 2025
1 year	$1,379,780
1-2 years	1,329,709
2-3 years	1,304,793
3-4 years	1,303,551
4-5 years	1,303,551
5+ years	1,955,327
Total undiscounted cashflow	8,576,711
Interest	(575,542)
Lease Liability as of June 30, 2025	$8,001,169
Thereof current lease liability as of June 30, 2025	1,217,021
Thereof non-current lease liability as of June 30, 2025	6,784,148